LEASES - Statement of Income impact of leases (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	$ 111,556	$ 118,600	$ 121,946
Expenses depreciation	190,819	211,910	$ 177,709
Payments of penalties	2,108	247
Effect of changes in foreign exchange rate	250	(375)
Short-term leases	1,836	2,351
Leases for which the underlying asset is of low value	6,563	7,842
Variable payments	2,038	679
Interest expense on lease liabilities	10,455	8,246
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	109,062	117,680
Expenses depreciation	163,422	183,452
Payments of penalties	2,108	247
Effect of changes in foreign exchange rate	250	(375)
Short-term leases	961	1,809
Leases for which the underlying asset is of low value	249	2,992
Variable payments	2,038	679
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	16	263
Expenses depreciation	12,822	10,129
Leases for which the underlying asset is of low value	18	24
Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	2,381	499
Expenses depreciation	13,606	17,338
Leases for which the underlying asset is of low value	5,103	820
Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	97	158
Expenses depreciation	969	991
Short-term leases	875	542
Leases for which the underlying asset is of low value	$ 1,193	$ 4,006